NON-CONTROLLING INTERESTS (Details - Preferred Equity) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of preference shares [Line Items]
Dividends declared for the year ended	$ (361)	$ (321)	$ (719)	$ (618)
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Shares outstanding	5,450		5,450
Cumulative dividend rate (%)			3.36%
Earliest permitted redemption date			Apr 2020
Dividends declared for the year ended			$ 2	2
Non controlling Interests	$ 103		$ 103		$ 108
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Shares outstanding	4,510		4,510
Cumulative dividend rate (%)			3.63%
Earliest permitted redemption date			Apr 2020
Dividends declared for the year ended			$ 2	1
Non controlling Interests	$ 86		$ 86		90
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Shares outstanding	9,960		9,960
Cumulative dividend rate (%)			4.40%
Earliest permitted redemption date			Jul 2019
Dividends declared for the year ended			$ 4	4
Non controlling Interests	$ 189		$ 189		197
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Shares outstanding	4,110		4,110
Cumulative dividend rate (%)			5.00%
Earliest permitted redemption date			Apr 2018
Dividends declared for the year ended			$ 2	2
Non controlling Interests	$ 78		$ 78		82
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Shares outstanding	7,000		7,000
Cumulative dividend rate (%)			5.00%
Earliest permitted redemption date			Jul 2018
Dividends declared for the year ended			$ 3	$ 3
Non controlling Interests	$ 133		$ 133		$ 139
Class A Preference Shares
Disclosure of preference shares [Line Items]
Percentage of units for normal course issuer bid		10.00%		10.00%